RISK MANAGEMENT (Details 14) - Capital Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Basic capital	$ 3,066,180	$ 2,868,706
Regulatory capital	$ 3,881,252	$ 3,657,707
Basic capital	7.92%	7.22%
Regulatory capital	13.91%	13.43%